Subsequent events (Details) $ / shares in Units, kr in Millions, $ in Millions					1 Months Ended				12 Months Ended
	Apr. 01, 2026 NOK (kr) shares	Mar. 05, 2026 $ / shares	Feb. 09, 2026 $ / shares	Jan. 08, 2026 $ / shares	Feb. 28, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Aug. 31, 2024 USD ($) shares	Aug. 31, 2024 NOK (kr) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2025 $ / shares	Aug. 29, 2024
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)									$ 0.57	$ 0.48
Acquisition of equity method investment | $									$ 0.0	$ 0.3	$ 0.0
Common stock, par value per share (in USD per share)						$ 1.00			$ 1.00	$ 1.00	$ 1.00	$ 1.00
Exercise price (in USD per share)									$ 7.05
Long-Term Incentive Plan
Subsequent Event [Line Items]
Shares issued (in shares) | shares						100,000
Exercise price (in USD per share)						$ 7.05
2020 Bulkers Management AS
Subsequent Event [Line Items]
Shares acquired (in shares) | shares							12,000	12,000
Acquisition of equity method investment							$ 0.3	kr 3.2
Ownership percentage						40.00%	40.00%	40.00%	40.00%	40.00%			40.00%
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)		$ 0.06	$ 0.06	$ 0.13
Common stock, par value per share (in USD per share)					$ 1.00
Subsequent Event | Long-Term Incentive Plan
Subsequent Event [Line Items]
Shares issued (in shares) | shares					100,000
Exercise price (in USD per share)					$ 6.76
Subsequent Event | Forecast | 2020 Bulkers Management AS
Subsequent Event [Line Items]
Shares acquired (in shares) | shares	4,200
Acquisition of equity method investment | kr	kr 1.1
Ownership percentage	54.00%